Warrants - Additional Information (Details)	6 Months Ended
Jun. 30, 2020 USD ($) shares
Class Of Warrant Or Right [Line Items]
Aggregate cash consideration from issuance of class A ordinary shares	$ 9,297
Warrants outstanding	$ 0
ORDINARY £0.00001 PAR VALUE
Class Of Warrant Or Right [Line Items]
Issuance of class A ordinary shares | shares	721,120